[Letterhead of]
                         CRAVATH, SWAINE & MOORE LLP
                              [New York Office]



                      Rogers Wireless Communications Inc.
          Schedule TO-T/Schedule 13E-3 filed on November 26, 2004 by
         Rogers Communications Inc., RWCI Acquisition Inc. and Rogers
                         Wireless Communications Inc.
                               File No. 5-61893

Dear Ms. Chalk:

     On behalf of Rogers Communications Inc., a British Columbia corporation ("RCI"), RWCI Acquisition Inc. ("RWCIAI"), a British Columbia corporation and a wholly owned subsidiary of RCI, and Rogers Wireless Communications Inc., a Canadian corporation ("RWCI"), this letter responds to your letter dated December 9, 2004 (the "Comment Letter"), providing comments on RCI's, RWCIAI's and RWCI's Schedule TO-T/Schedule 13E-3 filed on November 26, 2004 (as amended, the "Schedule TO/13E-3"). For your convenience, each comment from the Comment Letter has been reproduced below, followed by RCI's, RWCIAI's and RWCI's response to such comment. Capitalized terms defined in the Schedule TO/13E-3 and used in the following responses without definition have the meanings specified in the Schedule TO/13E-3.

GENERAL

1. AS YOU KNOW, YOUR SCHEDULE TO-T IS ALSO INTENDED TO PROVIDE THE DISCLOSURE REQUIRED BY SCHEDULE 13E-3. IN THIS REGARD, WE NOTE THAT YOU HAVE APPROPRIATELY CHECKED THE BOX ON THE COVER PAGE OF THE SCHEDULE TO RELATING TO RULE 13E-3. HOWEVER, YOU MUST ALSO USE AN EDGAR TAG FOR THE FILING TO REFLECT THAT IT IS A SCHEDULE 13E-3 AS WELL AS A SCHEDULE TO. TO CORRECT THIS ERROR:
(I) FILE A SCHEDULE 13E-3, WHICH MAY INCORPORATE TO THE DISCLOSURE DOCUMENT PREVIOUSLY FILED; AND (II) "TAG" YOUR AMENDED FILING AS A JOINT SCHEDULE TO-T/13E-3.

     RCI, RWCIAI and RWCI (collectively, "Rogers") acknowledge the Staff's comment and have filed a Transaction Statement under Schedule 13E-3, incorporating by reference the November 26, 2004 Schedule TO-T filing. All subsequent amendments will be tagged as joint Schedule TO-T/A - Schedule 13E-3/A filings.


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                                                                             2


OFFER TO PURCHASE--SUMMARY TERM SHEET

2. SINCE THIS A GOING PRIVATE TRANSACTION, THE SUMMARY TERM SHEET SECTION SHOULD ADDRESS THE OPINION OF ROGERS, RWCI COMMUNICATIONS AND CORPORATION AS TO THE FAIRNESS OF THIS TRANSACTION TO UNAFFILIATED SHAREHOLDERS OF CORPORATION.

     Rogers acknowledges the Staff's comment regarding the opinion of RWCI's affiliates and respectfully submits that Item 1014(a) of Regulation M-A only requires a statement regarding the belief of either the subject company (RWCI) or its affiliates making the offer (RCI and RWCIAI). Rogers has revised the disclosure on page four of the Offer to Purchase under the heading "WHAT DOES THE CORPORATION'S BOARD OF DIRECTORS THINK OF THE OFFER?" to clarify that RWCI's board of directors determined that the Offer is fair and reasonable to Shareholders (other than RCI and its affiliates) as follows:

     The first sentence under the heading "WHAT DOES THE CORPORATION'S BOARD OF DIRECTORS THINK OF THE OFFER?" on page four of the Offer to Purchase is hereby amended and restated in its entirety as follows:

     "The board of directors of the Corporation has concluded that the offer is fair and reasonable to shareholders (other than RCI and its affiliates) and recommends that they tender their shares to the offer."

3. THE FACT THAT YOU MAY INCLUDE A SUBSEQUENT OFFERING PERIOD, AND HOW IT WILL WORK MECHANICALLY, IS A MATERIAL FEATURE OF THIS EXCHANGE OFFER THAT SHOULD BE DESCRIBED IN THE SUMMARY TERM SHEET.

     As indicated on page 16 of the Offer to Purchase under the heading "Extension and Variation of the Offer - Subsequent Offering Period", RCI and RWCIAI (collectively, the "Offerors") do not currently intend to include a Subsequent Offering Period, but reserve the right to do so. Given their current intentions with respect to Subsequent Offering Periods and the fact that the Offerors intend to pursue a second-step acquisition transaction in which the consideration per RWCI Restricted Voting Share would be the same as that offered in the Offer, if the Offer is successful, the Offerors do not believe that details regarding a Subsequent Offering Period are material. Nevertheless, Rogers has added an additional question to the Summary Term Sheet and amended the disclosure in the first full paragraph on page 16 and on page 17 of the Offer to Purchase as follows:

     The following question and answer are hereby added to the end of the Summary Term Sheet on page 5 of the Offer to Purchase:

     "WILL THERE BE A SUBSEQUENT OFFERING PERIOD?

     Although we do not currently intend to do so, we may extend the Offer for a period of between 10 calendar days and 20 U.S.

     business days following the Expiry Time, provided we have immediately taken up and promptly paid for all RWCI Restricted Voting Shares deposited prior to the Expiry Time. See "OFFER TO PURCHASE -- Section 5 -- Extension and Variation of the Offer - Subsequent Offering Period.""

     The first full paragraph on page 16 of the Offer to Purchase is amended and restated in its entirety as follows:

     "A Subsequent Offering Period, if one is included, does not constitute an extension of the Offer for purposes of the Exchange Act, although it does constitute an extension of the Offer under Canadian securities laws. Under Canadian securities laws, in order for an Offeror to take up and pay for additional RWCI Restricted Voting Shares deposited after the initial Expiry Time, the Offerors must either (i) extend the Offer in accordance with Canadian securities laws (which extension would be treated as a Subsequent Offering Period in the United States) or (ii) initiate a new offer in respect of RWCI Restricted Voting Shares, which new offer could not be consummated for at least 35 days. For purposes of the Exchange Act, a Subsequent Offering Period is an additional period of time beginning on the next business day after the Expiry Time during which Shareholders may deposit RWCI Restricted Voting Shares not deposited during the Offer. For purposes of applicable Canadian securities laws, a Subsequent Offering Period is an additional period of time by which the Offer is extended, following the satisfaction or waiver of all conditions of the Offer and the take-up of all RWCI Restricted Voting Shares then deposited under the Offer, and during which period Shareholders may deposit RWCI Restricted Voting Shares not deposited prior to the commencement of the Subsequent Offering Period with respect to the Offer. The Offerors do not currently intend to include a Subsequent Offering Period with respect to the Offer, although the Offerors reserve the right to do so in their sole discretion. If the Offerors elect to include a Subsequent Offering Period with respect to the Offer, for purposes of applicable United States federal securities laws, the Offerors will include a statement of their intention to do so in the press release announcing the results of the Offer disseminated no later than 9:00 a.m., Toronto time, on the next business day after the previously scheduled Expiry Time. For purposes of applicable Canadian securities laws, the Offerors will provide a written notice of extension of the Offer with respect to the implementation of the Subsequent Offering Period, including the period during which the Offer will be open for acceptance, to the Depositary and will cause the Depositary to provide as soon as practicable thereafter a copy of such notice in the manner set forth in Section 11 of the Offer to Purchase, "Notices and Delivery" to all holders of RWCI Restricted Voting Shares that have not been taken up pursuant to the Offer at the date of the extension. The same form and amount of consideration will be paid to Shareholders depositing RWCI Restricted Voting Shares during the Subsequent Offering Period, if one is included, as would have been paid prior to the commencement of such period. Notwithstanding the provisions of United States federal securities laws relating to subsequent offering periods, the Offerors will permit withdrawal of deposited RWCI Restricted Voting Shares during any Subsequent Offering Period, if there is one, at any time prior to the Expiry Time of such Subsequent Offering Period; provided, however, that this right of withdrawal will not apply in respect of Deposited Shares taken up by an Offeror prior to the Subsequent Offering Period. Withdrawing holders of RWCI Restricted Voting Shares who have deposited such RWCI Restricted Voting Shares during the Subsequent Offering Period and have received payment for such RWCI Restricted Voting Shares must return such payment to the applicable Offeror prior to any withdrawal. Subject to the following sentence, the Expiry Time with respect to a subsequent Offer shall be 9:00 p.m., Toronto time, on the last day of the Subsequent Offering Period, unless determined otherwise pursuant to the provisions of this Section 5. The foregoing sentence will not limit the requirement that the conditions to the Offers set forth in Section 4 of the Offer to Purchase, "Conditions of the Offer", be satisfied or waived prior to the initial Expiry Time, which will be before the commencement of the Subsequent Offering Period."

     Page 17 of the Offer to Purchase is hereby amended by adding the following paragraph at the end thereof:

     "Notwithstanding the provisions of United States federal securities laws relating to subsequent offering periods, the Offerors will permit withdrawal of deposited RWCI Restricted Voting Shares during any Subsequent Offering Period, if there is one, at any time prior to the Expiry Time of such Subsequent Offering Period; provided, however, that this right of withdrawal will not apply in respect of Deposited Shares taken up by an Offeror prior to the Subsequent Offering Period. Withdrawing holders of RWCI Restricted Voting Shares who have deposited such RWCI Restricted Voting Shares during the Subsequent Offering Period and have received payment for such RWCI Restricted Voting Shares must return such payment to the applicable Offeror prior to any withdrawal."

4. SUMMARIZE THE INFORMATION REQUIRED BY ITEM 1004(A)(1)(X) AND (XI) OF REGULATION M-A.

     Rogers acknowledges the Staff's comment and respectfully submits that an explanation of any material differences in the rights of security holders as a result of the transaction, as required by Item 1004(a)(1)(x) of Regulation M-A, is already included in the Summary Term Sheet on pages 4-5 under the headings "FOLLOWING THE OFFER, WILL THE CORPORATION CONTINUE AS A PUBLIC COMPANY?", "IF I DECIDE NOT TO TENDER, HOW WILL THE OFFER AFFECT MY SHARES?" and "WILL I HAVE THE RIGHT TO HAVE MY SHARES APPRAISED?". Rogers further submits that the transaction will be accounted for as the purchase of a business with adjustments to record the fair value of the assets acquired, including the fair value of identifiable intangible assets acquired, and liabilities assumed at the date of the acquisition. Additional details are disclosed in Note 4 to the Unaudited Pro Forma Consolidated Financial Statements of RCI on page E-9 of the Circular. RCI shares offered as consideration will be valued based on the average trading price over a reasonable period before and after the date of the announcement.

UNTIL WHAT TIME CAN I WITHDRAW PREVIOUSLY TENDERED SHARES?, PAGE 4

5. WE NOTE THE DISCLOSURE ABOUT WITHDRAWAL RIGHTS ARISING AFTER EXPIRATION OF THE OFFER. EXPLAIN SUPPLEMENTALLY HOW THE PAYMENT PROCEDURES CONTEMPLATED FOR THIS OFFER COMPLY WITH THE PROMPT PAYMENT REQUIREMENT OF RULE 14E-1(C).

     As indicated on page 18 in Section 7 "Take-Up of and Payment for Deposited Shares" of the Offer to Purchase, the Offerors will promptly pay for the tendered RWCI Restricted Voting Shares following the Expiry Time. The disclosure on page 4 under the heading "UNTIL WHAT TIME CAN I WITHDRAW PREVIOUSLY TENDERED SHARES?" regarding a security holder's withdrawal rights three business days following take up is merely a recitation of Canadian statutory law, much akin to the reference in clause (d) of Section 6 "Withdrawal of Deposited Shares" on page 17 of the Offer to Purchase to the statutory withdrawal period under Section 14(e)(5) of the Securities Exchange Act of 1934. Please also refer to the response to comment 3 above in which we clarify Shareholders' withdrawal rights during a Subsequent Offering Period.

IS ROGERS COMMUNICATIONS, INC. ATTEMPTING TO ACQUIRE ALL OF THE CORPORATION?, PAGE 4

6. PROVIDE MORE DETAILS ABOUT WHEN YOU INTEND TO CONSUMMATE A SECOND-STEP ACQUISITION TRANSACTION IF CLASS B RESTRICTED VOTING SHARES REMAIN OUTSTANDING AFTER THIS EXCHANGE OFFER. WE NOTE THE DISCLOSURE ABOUT THE VARIOUS FORMS SUCH A SECOND STEP TRANSACTION MIGHT TAKE, BUT WE DO NOT THINK THAT WHEN IT WOULD TAKE PLACE IS CLEAR.

     Rogers has revised the disclosure under the heading "IS ROGERS COMMUNICATIONS INC. ATTEMPTING TO ACQUIRE ALL OF THE CORPORATION?" to clarify that RCI's current intention, if the Offer is successful, is to proceed with a second-step subsequent acquisition transaction promptly following consummation of the Offer. The revision is as follows:

     The first paragraph under the heading "IS ROGERS COMMUNICATIONS INC. ATTEMPTING TO ACQUIRE ALL OF THE CORPORATION?" is hereby amended and restated in its entirety as follows:

     "We are making the Offer in order to acquire all of the outstanding Class B Restricted Voting Shares not owned by us. If we complete the Offer but do not then own 100% of the Corporation, we currently intend, depending on the number of Class B Restricted Voting Shares we have acquired, to promptly acquire all remaining Class B Restricted Voting Shares not then owned by us through a second-step transaction as described below."

CONDITIONS OF THE OFFER, PAGE 14

7. THE FIRST PARAGRAPH IN THIS SECTION REFERS TO THE "TAKE UP" OF DEPOSITED SHARES, WHICH WE ASSUME TO BE SYNONYMOUS WITH THEIR ACCEPTANCE FOR EXCHANGE. IT IS OUR VIEW THAT ALL OFFER CONDITIONS, OTHER THAN THOSE RELATING TO GOVERNMENTAL APPROVALS NECESSARY TO CONSUMMATION OF THE OFFER, MUST BE JUDGED AS OF THE EXPIRATION DATE OF THE OFFER RATHER THAN THE DATE OF ACCEPTANCE OF SHARES. PLEASE REVISE THE LANGUAGE TO THE CONTRARY HERE.

     Rogers has revised the introduction to Section 4 "Conditions of the Offer" on page 13 of the Offer to Purchase to provide that all conditions to the Offer must be judged at the Expiry Time, as follows:

     The introduction to Section 4 "Conditions of the Offer" on page 13 of the Offer to Purchase is hereby amended and restated in its entirety as follows:

     "Notwithstanding any other provision of the Offer and subject to applicable law, the Offerors shall have the right to withdraw the Offer and not take up and pay for, or to extend the period of time during which the Offer is open for acceptance and postpone taking up and paying for, any RWCI Restricted Voting Shares deposited under the Offer if, at any time at or before the Expiry Time, any of the following events shall have occurred (as determined by the Offerors) which, in the Offerors' reasonable judgment in any such case, makes it inadvisable to proceed with the Offer or with the take up of Deposited Shares:"

8. RESERVING THE RIGHT TO DETERMINE IN THE OFFERORS' "SOLE JUDGMENT" WHETHER AN OFFER CONDITION HAS BEEN SATISFIED IS ESSENTIALLY EQUIVALENT TO A WAIVER OF THAT CONDITION. AS YOU KNOW, WAIVING A MATERIAL OFFER CONDITION MAY REQUIRE AN EXTENSION OF THE OFFER AND DISSEMINATION OF ADDITIONAL SOLICITING MATERIALS. PLEASE REVISE THE CONDITION IN (D) ON PAGE 14 TO INCLUDE A REASONABLENESS STANDARD.


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                                                                             7


     Rogers has revised clause (d) of Section 4 "Conditions of the Offer" on page 14 of the Offer to Purchase to provide that the nature of the effect of any tax change on the Offer will be determined by the Offerors' in their reasonable judgment, as follows:

     Clause (d) of Section 4 "Conditions of the Offer" on page 14 of the Offer to Purchase is amended and restated in its entirety as follows:

     "(d) there shall have occurred any tax change (including any proposal to amend the Tax Act or any announcement, governmental or regulatory initiative, issue of an interpretation bulletin, condition, event or development involving a prospective change) that, in the reasonable judgment of the Offerors, has or may have an adverse effect on the Corporation, an Offeror or any of their respective subsidiaries, on any Compulsory Acquisition or Subsequent Acquisition Transaction or on a subsequent sale or disposition of assets of the Corporation or any of its subsidiaries;"

     Rogers has similarly revised the introduction to Section 4 "Condition of the Offer" as outlined in the response to comment 7 above.

9. REFER TO THE SECOND TO LAST PARAGRAPH IN THIS SECTION (ON PAGE 14). A TENDER OFFER MAY BE CONDITIONED ON ANY NUMBER OF EVENTS OR CIRCUMSTANCES, SO LONG AS THEY ARE DESCRIBED WITH REASONABLE SPECIFICITY IN THE OFFER MATERIALS AND OUTSIDE OF THE CONTROL OF THE BIDDERS. STATING THAT THE OFFERORS MAY ASSERT THE FAILURE OF ONE OF THE LISTED OFFER CONDITIONS EVEN WHERE THAT FAILURE RESULTS FROM THEIR OWN ACTIONS OR INACTIONS RENDERS THIS OFFER ILLUSORY. PLEASE REVISE.

     Rogers acknowledges the Staff's comment and has revised Section 4 of the Offer to Purchase to clarify that in the case of an action or inaction of the Offerors giving rise to an Offeror's assertion of a condition of the Offer, such action or inaction must be unintentional. The revised disclosure is as follows:

     The first sentence in the first full paragraph on page 14 of the Offer to Purchase is hereby amended and restated in its entirety as follows:

     "The foregoing conditions are for the exclusive benefit of the Offerors and may be asserted by the Offerors in their sole discretion regardless of the circumstances giving rise to such assertion (other than any intentional action or inaction by an Offeror), or may be waived by the Offerors, in their sole discretion, in whole or in part, at any time and from time to time, prior to the Expiry Time without prejudice to any other rights which an Offeror may have."

EXTENSION AND VARIATION OF THE OFFER, PAGE 14

10. YOUR CONTEMPLATED PROCEDURES FOR EXTENDING THE OFFER DO NOT APPEAR TO BE IN TECHNICAL COMPLIANCE WITH RULE 14E-1(D). PLEASE ADVISE.

     Rogers acknowledges the Staff's comment and has amended the disclosure in the last paragraph on page 14 of the Offer to Purchase to clarify that the dissemination of a public announcement regarding an extension of the Offer (i) will occur no later than 9:00 a.m. Toronto time (i.e., eastern time) on the next business day after the previously scheduled Expiry Time and (ii) will include disclosure of the approximate number of RWCI Restricted Voting Shares tendered at the time of the announcement, as follows:

     The last paragraph on page 14 of the Offer to Purchase is hereby amended and restated in its entirety as follows:

     "Subject as hereinafter described, the Offerors expressly reserve the right, in their sole judgment, at any time and from time to time during the Offer Period or at any other time if permitted by applicable law, to extend the Offer Period or to vary the Offer by giving written notice, or other communication confirmed in writing, of such extension or variation to the Depositary at its principal office in Toronto, Ontario, Canada, and by causing the Depositary as soon as practicable thereafter to communicate such notice to all holders of RWCI Restricted Voting Shares that have not been taken up prior to the extension or variation in the manner set forth in Section 11 of the Offer to Purchase, "Notices and Delivery". The Offerors will, as soon as practicable after giving notice of an extension or variation to the Depositary, make a public announcement of the extension or variation, such announcement to be made promptly, in the case of a variation, and in the case of an extension, to be disseminated no later than 9:00 a.m., Toronto time, on the earlier of
     (i) the next business day after the extension or variation and (ii) the next U.S. business day after the previously scheduled Expiry Time, and will provide a copy of the written notice to the TSX and the NYSE. Any notice of extension or variation will be deemed to have been given and be effective at the time on the day on which it is delivered or otherwise communicated to the Depositary at its principal office in Toronto, Ontario, Canada. Notwithstanding the foregoing, but subject to applicable law, the Offer may not be extended by the Offerors, if all of the terms and conditions of the Offer, except those waived by the Offerors, have been fulfilled or complied with, unless the Offerors first takes up all Deposited Shares. Any such notice will include the approximate number of RWCI Restricted Voting Shares tendered at the time of the announcement."

WITHDRAWAL OF DEPOSITED SHARES, PAGE 17

11. THE DESCRIPTION OF TENDERING SHAREHOLDERS' ABILITY TO WITHDRAW SECURITIES TENDERED INTO THIS OFFER IS UNCLEAR, FOR THE SAME REASONS EXPRESSED IN OUR PRIOR COMMENT LETTER DATED OCTOBER 5, 2004 IN CONNECTION WITH YOUR OFFERS FOR MICROCELL TELECOMMUNICATIONS, INC. FOR EXAMPLE, WHAT DOES "TAKEN UP" MEAN IN THIS CONTEXT AND HOW WILL A SHAREHOLDER KNOW WHETHER IT HAS OCCURRED? IN ADDITION, PARAGRAPH (B) SHOULD BE REVISED TO EXPLAIN IN CLEAR, CONCISE LANGUAGE, THE EXTENT TO WHICH A CHANGE IN THE TERMS OF THE OFFER WILL AFFECT WITHDRAWAL RIGHTS. PLEASE REVISE TO DESCRIBE THE AVAILABLE WITHDRAWAL RIGHTS IN A CLEAR, CONCISE AND READILY UNDERSTANDABLE WAY.


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                                                                             9


     Rogers has revised the disclosure in the first paragraph on page 17 of the Offer to Purchase under Section 6 "Withdrawal of Deposited Shares" to make the description of available withdrawal rights consistent with the Offerors' ability to make a change or variation to the Offer only prior to the Expiry Time. Please also refer to the response to comment 3 above in which we clarify Shareholders' withdrawal rights during a Subsequent Offering Period. The revisions to Section 6 are as follows:

     The first paragraph on page 17 of the Offer to Purchase is amended and restated in its entirety as follows:

     "Except as otherwise stated in this Section 6 and subject to applicable law, all deposits of RWCI Restricted Voting Shares pursuant to the Offer are irrevocable. Any Deposited Shares may be withdrawn by or on behalf of the depositing Shareholder:

     (a) at any time before the Deposited Shares have been taken up by an Offeror;

     (b) during a Subsequent Offering Period; provided, however, that this right of withdrawal will not apply in respect of RWCI Restricted Voting Shares taken up by an Offeror prior to the Subsequent Offering Period;

     (c) if the RWCI Restricted Voting Shares have not been paid for by the purchasing Offeror, within three business days after having been taken up; and

     (d) as required by the Exchange Act, at any time after January 23, 2004, provided that the RWCI Restricted Voting Shares have not been accepted for payment by the purchasing Offeror prior to the receipt by the Depositary of the notice of withdrawal in respect of such RWCI Restricted Voting Shares."

     In addition, Rogers has clarified the use of the terms "take up", "taking up" and "taken up" as follows:

     The Glossary to the Offer to Purchase is hereby amended by adding the following definition on page 8 of the Offer to Purchase after the definition of "Subsequent Offering Period":

     "TAKE UP" and "TAKE-UP", in reference to RWCI Restricted Voting Shares means to accept such RWCI Restricted Voting Shares for payment by giving written notice of such acceptance to the Depositary. "TAKING UP" and "TAKEN UP" have correlative meanings."

As noted in Section 7 of the Offer to Purchase, "each Offeror will be deemed to have taken up and accepted for payment Deposited Shares validly deposited under the Offer and not withdrawn as, if and when such Offeror gives written notice...to the Depositary". Section 7 also specifies the "receipt of payment by the Depositary shall be deemed to constitute receipt thereof by Persons depositing RWCI Restricted Voting Shares". Promptly following notification of the Depositary of the Offerors' take-up of Deposited Shares, the Offerors will forthwith issue a press release over the Dow Jones News Wire

Service (which will be filed as an amendment to the Schedule TO-T/13E-3) to that effect, which press release will disclose the approximate number of RWCI Restricted Voting Shares deposited in the Offer and the approximate number that will be taken up. Rogers has amended Section 7 of the Offer to Purchase as follows:

     The second paragraph on page 18 of the Offer to Purchase is hereby amended by adding the following sentence at the end thereof:

     "Promptly following notification of the Depository of the Offerors' take-up of Deposited Shares, the Offerors will forthwith issue a press release over the Dow Jones News Wire Service to that effect, which press release will disclose the approximate number of RWCI Restricted Voting Shares deposited in the Offer and the approximate number that have been taken up."

TAKE UP AND PAYMENT FOR DEPOSITED SHARES, PAGE 18

12. THE DISCLOSURE HERE SEEMS TO INDICATE THAT YOU MAY TAKE UP TO 10 DAYS FROM THE EXPIRATION DATE OF THE OFFER TO "TAKE-UP" TENDERED SECURITIES. EXPLAIN HOW THIS IS CONSISTENT WITH RULE 14E-1(C) AND (D).

     In accordance with their obligations under Rule 14e-1(c) promulgated under the Exchange Act, the Offerors will take up tendered securities promptly following the Expiry Time. The references in the first paragraph on page 18 to "10 days from the Expiry Time" and the third paragraph on page 18 to the take-up being delayed are merely recitations of the applicable Canadian rules and do not negate the Offerors' obligations under Rule 14e-1(c), which are specifically acknowledged in the lead-in to the third paragraph on page 18. We respectfully submit that this section of the Offer to Purchase, which relates to the take up of the Deposited Shares, does not implicate Rule 14e-1(d), which relates to the extension of an offer.

13. SEE OUR LAST COMMENT ABOVE. IN THE THIRD PARAGRAPH OF THE SAME SECTION, YOU STATE THAT YOU MAY HOLD ONTO TENDERED SHARES IF YOU ARE "DELAYED" IN TAKING THEM UP FOR ANY REASON. HOW IS THIS CONSISTENT WITH THE RULES CITED IN THE LAST COMMENT ABOVE?

     As discussed in the response to comment 12 above, the reference to a delayed take-up is not meant to negate the Offerors' obligations under Rule 14e-1(c).


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                                                                            11


OTHER TERMS OF THE OFFER, PAGE 20

14. THE DISCLOSURE IN THE SECOND PARAGRAPH ON PAGE 20 STATES THAT "[T]HE OFFER AND ALL CONTRACTS RESULTING FROM THE ACCEPTANCE HEREOF SHALL BE GOVERNED BY AND CONSTRUED IN ACCORDANCE WITH THE LAWS OF THE PROVINCE OF ONTARIO AND THE LAWS OF CANADA APPLICABLE THEREIN. EACH PARTY TO THE AGREEMENT RESULTING FROM THE ACCEPTANCE OF THE OFFER UNCONDITIONALLY AND IRREVOCABLY ATTORNS TO THE EXCLUSIVE JURISDICTION OF THE COURTS OF THE PROVINCE OF ONTARIO, CANADA." THIS LANGUAGE DOES NOT MENTION THAT THE OFFER IS SUBJECT TO THE UNITED STATES FEDERAL SECURITIES LAWS. IT ALSO IMPERMISSIBLY IMPLIES THAT SECURITY HOLDERS WHO TENDER INTO THE OFFER HAVE FORFEITED CLAIMS UNDER THE US SECURITIES LAWS. PLEASE REVISE TO CLARIFY THE EXTENT OF THE PROTECTIONS AFFORDED UNDER US LAW. WE NOTE THAT WE PREVIOUSLY ISSUED THIS COMMENT TO YOU ON OCTOBER 5, 2004 IN CONNECTION WITH YOUR OFFERS FOR MICROCELL TELECOMMUNICATIONS, INC.

     Rogers has revised the disclosure in the second paragraph on page 20 of the Offer to Purchase to address the Staff's comment, as follows:

     The second paragraph on page 20 of the Offer to Purchase under the caption "Other Terms of the Offer" is hereby amended and restated in its entirety as follows:

     "The Offer and all contracts resulting from the acceptance of the Offer shall be governed by and construed in accordance with the laws of the Province of Ontario and the laws of Canada applicable therein. Each party to the agreement resulting from the acceptance of the Offer unconditionally and irrevocably attorns to the jurisdiction of the courts of the Province of Ontario, Canada. The foregoing shall not restrict the applicability to the Offer of the securities laws of the United States or any other applicable jurisdiction. However, Shareholders should be aware that the enforcement by holders of civil liabilities under United States federal securities laws may be affected adversely by the fact that the Offerors are governed by the laws of Canada, that the majority of their respective officers and directors reside outside the United States, that some of the experts named in the Offer to Purchase reside outside the United States and that all or a substantial portion of the assets of the Offerors and said persons may be located outside the United States. Shareholders may not be able to sue a foreign company or its officers or directors in a foreign court for violations of United States federal securities laws. It may be difficult to compel a foreign company and its affiliates to subject themselves to a U.S. court's judgment."

CIRCULAR-SPECIAL FACTORS-BACKGROUND TO THE OFFER, PAGE 31

15. CLARIFY IN THIS SECTION WHEN AND WHY ROGERS FIRST DETERMINED TO TAKE CORPORATION PRIVATE.

     Rogers acknowledges the Staff's comments and respectfully submits that the discussion in the Circular under the heading "Special Factors--Background to the Offer--Background and Reasons of RCI for the Offer" adequately discloses the timing of, and reasons for, RCI's decision to make the Offer. As noted on page 33 of the Circular, the RCI board of directors first determined to make the Offer on November 11, 2004. In addition, page 34 includes disclosure that RCI is making the Offer because it believes that the simplification of the capital and corporate structures and additional operational flexibility that will be available if RCI ultimately acquires all of the RWCI Restricted Voting Shares will benefit the entire Rogers group of companies, including by enhancing the common branding and product bundling initiatives.

16. BRIEFLY EXPLAIN THE DIFFERENCE BETWEEN A "SUBSTANTIAL ISSUER BID" AND "INSIDER BID."

     Rogers acknowledges the Staff's comment and respectfully submits that the terms "insider bid" and "substantial issuer bid" and the differences between them are adequately described on pages B-3 and B-4 of the Circular.

17. PROVIDE THE DISCLOSURE REQUIRED BY INSTRUCTION 3 TO ITEM 1013 AS TO ROGERS AND RWCI COMMUNICATIONS.

     As indicated on pages 4 and 48 and throughout the Offer to Purchase and Circular, if the Offer is successful, it is the Offerors' current intention to acquire 100% of the outstanding RWCI Restricted Voting Shares. As a result of such an acquisition, the Offerors would have a 100% interest in both the net book value and net earnings of RWCI. On a pro forma basis, taking into account the Microcell acquisition, the acquisition of all RWCI Restricted Voting Shares owned by JVII, the financing transactions and the Offer, 100% of RWCI's net income based on U.S. GAAP would be $1,111.4 million and ($55.2 million) for the year ended December 31, 2003 and the nine months ended September 30, 2004, respectively, and 100% of RWCI's net book value based on U.S. GAAP at September 30, 2004 would be $1,163.3 million. Rogers has amended page 48 of the Circular as follows:

     The first paragraph on page 48 of the Circular is hereby amended and restated in its entirely as follows:

     "If the Offer is successful, the Offerors' current intention is to acquire the RWCI Restricted Voting Shares of any holders who have not accepted the Offer pursuant to a Compulsory Acquisition or Subsequent Acquisition Transaction. See "ACQUISITION OF RWCI RESTRICTED VOTING SHARES NOT DEPOSITED" and "BACKGROUND TO THE OFFER -- STRUCTURE OF THE TRANSACTION" in this Circular. As a result of such a second-step transaction, the Offerors would have a 100% interest in both the net book value and net earnings of RWCI. On a pro forma basis, taking into account the Microcell acquisition, the acquisition of all RWCI Restricted Voting Shares owned by JVII, the financing transactions and the Offer, 100% of RWCI's net income based on U.S. GAAP would be $1,111.4 million and ($55.2 million) for the year ended December 31, 2003 and the nine months ended September 30, 2004, respectively, and 100% of RWCI's net book value based on U.S. GAAP at September 30, 2004 would be $1,163.3 million. If the Offerors proceed with the acquisition of the RWCI Restricted Voting Shares not deposited under the Offer, RCI intends that the RWCI Restricted Voting Shares will be delisted from the TSX and the NYSE."

RECOMMENDATIONS OF THE INDEPENDENT COMMITTEE AND BOARD OF DIRECTORS OF THE CORPORATION - GENERAL

18. REVISE TO ADDRESS BOTH PROCEDURAL AND SUBSTANTIVE FAIRNESS TO UNAFFILIATED SHAREHOLDERS. WITH RESPECT TO PROCESS, EXPLAIN WHY THE CORPORATION BELIEVES THE TRANSACTION IS FAIR IN THE ABSENCE OF THE PROCEDURAL SAFEGUARDS SET FORTH IN ITEM 1014(C), (D) AND (E) OF REGULATION M-A.

     Rogers acknowledges the Staff's comment and respectfully submits that the procedural and substantive fairness of the Offer to unaffiliated Shareholders are adequately addressed in the Offer to Purchase and Circular. Page 46 of the Circular includes a detailed summary of the procedural fairness provisions of the Shareholder Protection Agreement under which RCI and RWCI are bound in the event of an insider bid. The Shareholder Protection Agreement requires, among other things, that a formal valuation of RWCI be prepared by an independent valuer, that the consideration offered per share to holders of RWCI Restricted Voting Shares will not be less than 66 2/3% of the value (or of the midpoint of the range of values) arrived at in the formal valuation and that a committee of independent directors of RWCI select the independent valuer, review the independent valuer's report and report its recommendations to the RWCI board of directors. As disclosed on page 37 of the Circular, in accordance with the requirements of Items 1014(d) and (e) of Regulation M-A, the Independent Committee was charged with retaining an independent financial advisor (BMO Nesbitt Burns) to prepare a report regarding the fairness of the transaction to the unaffiliated Shareholders, and the independent directors of RWCI unanimously determined that the Offer is fair to the unaffiliated Shareholders. Moreover, with respect to the substantive fairness of the transaction, pages 39 through 41 and Schedule D of the Circular include a detailed summary of the valuation analysis prepared by BMO Nesbitt Burns, which was a significant factor considered by the RWCI board of directors.

     Rogers has amended page 36 of the Circular to include disclosure on whether or not the transaction is structured so that approval of at least a majority of unaffiliated security holders must be obtained, as required by
Item 1014(c) of Regulation M-A. The revised disclosure is as follows:

     Page 36 of the Circular is hereby amended by adding the following subsection above the caption "INDEPENDENT COMMITTEE OF THE CORPORATION":

     "OTHER

          The Offer does not require the approval of a majority of the Minority Shareholders. The Offerors intend to take-up and pay for any and all RWCI Restricted Voting Shares deposited in the Offer, subject to satisfaction or waiver of certain conditions. See Section 4 of the Offer to Purchase, "Conditions of the Offer."

     Pages 37 and 38 of the Circular include disclosure of the reasons why RWCI believes the transaction is fair, including, among other things, the BMO Nesbitt Burns Valuation and Fairness Opinion, the market prices for the RWCI Restricted Voting Shares and the liquidity of the RWCI Restricted Voting Shares.

19. ORDINARILY, THE FACTORS LISTED IN INSTRUCTION 2 TO ITEM 1014 OF REGULATION M-A ARE RELEVANT IN ASSESSING THE FAIRNESS OF THE CONSIDERATION TO BE RECEIVED BY UNAFFILIATED SHAREHOLDERS. TO THE EXTENT THAT ONE OR MORE OF SUCH FACTORS WAS NOT CONSIDERED OR WAS CONSIDERED BUT GIVEN LITTLE WEIGHT IN THE CONTEXT OF YOUR PARTICULAR TRANSACTION, YOU SHOULD EXPLAIN WHY. SEE EXCHANGE ACT RELEASE 17719 (APRIL 13, 1981). PLEASE EXPAND TO PROVIDE EACH FILING PERSON'S ANALYSIS OF THESE FACTORS, OR TO EXPLAIN WHY ANY ONE OR MORE WERE NOT CONSIDERED.

     Rogers acknowledges the Staff's comment and respectfully submits that
Item 1014 of Regulation M-A only requires disclosure regarding the factors considered in respect of the fairness of the transaction by either the subject company (RWCI) or its affiliates making the offer (RCI and RWCIAI). Pages 37 and 38 of the Circular include disclosure in accordance with factors (i),
(ii), (iv), (vi) and (vii) of Instruction 2 to Item 1014 of Regulation M-A that the RWCI board of directors considered the current and historical market prices for the RWCI Restricted Voting Shares, the going concern value of RWCI (as analyzed in the BMO Nesbitt Burns Valuation and Fairness Opinion), purchase prices paid in previous purchases and the opinion and valuation of BMO Nesbitt Burns. Factor (viii) is inapplicable to RWCI.

     The RWCI board of directors did not consider net book value (factor (iii) of Instruction 2 to Item 1014 of Regulation M-A) or liquidation value (factor
(v) of Instruction 2 to Item 1014 of Regulation M-A) in considering the fairness of the Offer from a financial point of view as BMO Nesbitt Burns had determined that these yielded lower values than the going concern approach. Rogers has amended page 38 of the Circular to provide disclosure on these factors as follows:

     Page 38 of the Circular is hereby amended by adding the following sentence to the end of the last paragraph thereof:

     "The Board of Directors did not consider net book value or liquidation value of the Corporation in considering the fairness of the Offer from a financial point of view as BMO Nesbitt Burns had determined that these yielded lower values than the going concern value of The Corporation. The Board of Directors did consider the going concern value, which was analyzed in the Valuation and Fairness Opinion provided to the Board of Directors by BMO Nesbitt Burns."

20. WITH RESPECT TO THE BOARD OF DIRECTORS OF THE CORPORATION, IF IT SEEKS TO RELY ON THE ANALYSES OF THE INDEPENDENT COMMITTEE AND THE FAIRNESS ADVISOR IN TAKING A POSITION ON THE FAIRNESS OF THE OFFER, THE BOARD MUST EXPRESSLY ADOPT THE ANALYSES AND CONCLUSIONS OF EACH PARTY. OTHERWISE, DETAIL THE ANALYSES PERFORMED BY THE BOARD AND HOW THEY LED TO ITS RECOMMENDATION WITH RESPECT TO THE OFFER.

         Although the RWCI board of directors considered both the report of the Independent Committee and the BMO Nesbitt Burns Valuation and Fairness Opinion, it did not rely exclusively on these factors and did not expressly adopt the analyses and conclusions contained therein. Instead, as indicated on page 38 of the Circular, the RWCI directors considered a broad range of factors and did not assign any relative or specific weights to such factors.

BMO Nesbitt Burns - Summary, page 39

21. THIS SECTION SHOULD BE CONSIDERABLY EXPANDED TO SUMMARIZE IN GREATER DETAIL THE ANALYSES PERFORMED BY BMO NESBITT AND THE RESULTS YIELDED. AS AN EXAMPLE, INSTEAD OF SIMPLY PROVIDING THE EQUITY VALUE PER SHARE YIELDED BY THE PRECEDENT TRANSACTION ANALYSIS, IDENTIFY THE PRECEDENT TRANSACTIONS EXAMINED AND WHY THEY WERE CHOSEN.

     Rogers acknowledges the Staff's comment and respectfully submits that the disclosure included on pages 39 through 41 of the Circular relating to the BMO Nesbitt Burns analysis, which disclosure includes a cross-reference to the full text of the Valuation and Fairness Opinion included as Schedule D to the Circular, is responsive to Item 1015(b)(6) of Regulation M-A. Note that the comparable transactions used in the precedent transaction analysis are listed on page 24 of Schedule D and the rationale for using such precedents is included on page 25.

22. ALL NON-PUBLIC FINANCIAL FORECASTS AND PROJECTIONS PROVIDED TO BMO NESBITT BURNS IN CONNECTION WITH ITS ANALYSES SHOULD BE DISCLOSED IN THE FILING.

     The information set forth on pages 16 through 19 of Schedule D to the Offer to Purchase summarizes the material, non-public financial forecasts and projections provided to BMO Nesbitt Burns in connection with its analyses.

23. DID BMO NESBITT BURNS PROVIDE A "BOARD BOOK" OR SIMILAR MATERIALS TO THE CORPORATION OR ITS REPRESENTATIVES IN THE COURSE OF ITS ANALYSIS OF THIS TRANSACTION? IF SO, IT MUST BE FILED AS AN EXHIBIT TO THE SCH. TO-T/13E-3 AND DESCRIBED IN CONSIDERABLE DETAIL HERE.

     BMO Nesbitt Burns provided a preliminary written presentation to the Independent Committee on November 9, 2004. A copy of that presentation was filed as Exhibit (c)(1) to the Schedule TO-T/13E-3 on November 26, 2004. The analysis set forth in the preliminary presentation, as updated through November 22, 2004, is fully described in Schedule D and pages 39 through 41 of the Circular.

24. FURNISH THE STATEMENT REQUIRED BY ITEM 1015(C) OF REGULATION M-A.

     Rogers has amended page 40 of the Circular to include the statement required by Item 1015(c) of Regulation M-A, as follows:

     Page 40 of the Circular is hereby amended by adding the following sentence after the first sentence of the first paragraph thereof:

     "The November 9, 2004 report will be made available for inspection and copying at RWCI's principal executive offices (One Mount Pleasant Road, Toronto, Ontario, Canada M4Y 2Y5) during its regular business hours by an interested holder of RWCI Restricted Voting Shares or representative who has been so designated in writing."

SCOTIA CAPITAL PRESENTATION, PAGE 41

25. PLEASE ADDRESS THE COMMENTS ABOVE UNDER "BMO NESBITT BURNS" AS TO SCOTIA CAPITAL, AS APPLICABLE.

     Rogers has expanded the disclosure on pages 41 and 42 of the Circular under the headings "Scotia Capital Presentation", "Shareholder Base" and "Preliminary Financial Analysis" as follows:

     The information under the headings "Scotia Capital Presentation", "Shareholder Base" and Preliminary Financial Analysis", on pages 41 and 42 of the Circular is hereby amended and restated in its entirety as follows:

     "SUMMARY OF SCOTIA CAPITAL REPORT

     In the course of providing advice to RCI, Scotia Capital provided to the board of directors of RCI on November 11, 2004 a presentation of financial information and analysis. The November 11, 2004 presentation will be made available for inspection and copying at RWCI's principal executive offices (One Mount Pleasant Road, Toronto, Ontario, Canada M4Y
     2Y5) during its regular business hours by an interested holder of RWCI Restricted Voting Shares or representative who has been so designated in writing.

     Scotia Capital did not have the opportunity to conduct due diligence in respect of RWCI or have discussions with RWCI management. Scotia Capital has, on occasion, acted as financial advisor to RCI with respect to strategic initiatives and acts as a member of RCI's banking group. Scotia Capital has also participated in some of RCI's equity financings. In preparing its analysis, Scotia Capital reviewed and relied upon (without independently verifying the completeness or the accuracy thereof), among other things, publicly available information regarding RCI, the Corporation and Microcell, and such other corporate, industry and financial market information, investigations and analyses as Scotia Capital considered necessary or appropriate in the circumstances. The analysis presented by Scotia Capital was indicative in nature and was prepared solely to provide RCI with a preliminary illustration of the pricing of RWCI Restricted Voting Shares to assist RCI in formulating its offer. Such analysis was not intended as an opinion, report or valuation of the RWCI Restricted Voting Shares. The description of the analysis set forth below is qualified in its entirety by reference to the text of such analysis.

     SHAREHOLDER BASE

     Scotia Capital provided to the board of directors of RCI an analysis of the RWCI shareholder base. The analysis was based on publicly available information. Due to the time lag between trading activity and public filing, the analysis did not offer a definitive current view of RWCI's shareholder base. Scotia Capital estimated that the top 20 institutional shareholders in RWCI owned approximately 20% of the RWCI Restricted Voting Shares not held by RCI and RCI Subco outstanding. Scotia Capital performed a cross-shareholder analysis of the top 20 institutional shareholders in RWCI and their respective holdings in RCI Non-Voting Shares and determined that 15 of the top 20 RWCI institutional shareholders were holders of RCI Non-Voting Shares. Scotia Capital described the share price performance and trading patterns for both the RWCI Restricted Voting Shares and the RCI Non-Voting Shares since January 2001, including reviewing the two year historical exchange ratio of RCI and RWCI relative to the 20-day moving average, the implied exchange ratio paid for the acquisition of all RWCI Restricted Voting Shares owned by JVII and the exchange ratio offered by RCI in its unsuccessful attempt to acquire the outstanding RWCI Restricted Voting Shares not owned by RCI in 2001.

     Scotia Capital also estimated that a number of RWCI Restricted Voting Shares, equivalent to approximately 90% of the RWCI Restricted Voting Shares not owned by RCI and RCI Subco, had traded on the TSX since November 2003 at a price less than C$40.00 per share.

     PRELIMINARY FINANCIAL ANALYSIS

     Scotia Capital reviewed the preliminary "en bloc" valuation range of BMO Nesbitt Burns in the context of the Corporation's 52-week trading range on the TSX, consensus research estimates and selected precedent transactions.

     Trading Range: Scotia Capital reviewed the trading of the RWCI Restricted Voting Shares on the TSX over the last 52 weeks and determined that it was in the range of $25.75 to $46.71 per RWCI Restricted Voting Share.

     Select Precedent Transactions Analysis: Scotia Capital reviewed publicly available information with respect to recent transactions in the wireless telecommunications industry in North America. For the purposes of its analysis, Scotia Capital considered transactions where the target company had significant cellular operations to be the most relevant and comparable. Such transactions are set forth in the table below.

                                                                                      Enterprise Value
                                                                                 ----------------------------

    Announce Date                Acquiror                    Target                Revenue         EBITDA
-----------------------    ----------------------    ------------------------    ------------    ------------

(Last 12 Months)

CANADIAN TRANSACTIONS

      20-Sep-04            Rogers Wireless           Microcell                      2.4x            19.0x
                           Communications Inc.       Telecommunications Inc.

      13-Sep-04            Rogers Wireless           Rogers Wireless                2.2x            7.3x
                           Communications Inc.       Communications Inc.

      21-Aug-00            Telus Corp.               Clearnet                       14.4x           n.m.
                                                     Communications Inc.

      30-Jul-99            BCE Inc.                  BCE Mobile                     3.9x            16.0x
                                                     Communications

U.S. TRANSACTIONS

      17-Feb-04            Cingular Wireless         AT&T Wireless                  3.0x            10.5x

      15-Nov-00            Verizon Wireless          Price Communications           7.4x            13.7x
                                                     Wireless

      27-Aug-00            Deutsche Telekom          Powertel Inc.                  18.7x            n.m

      24-Jul-00            Deutsche Telekom          VoiceStream Wireless           12.7x           n.m.
                                                     Corporation

     Scotia Capital believed that more emphasis should be placed upon the enterprise value to EBITDA multiple as it is more reflective of a company's operating profitability and cost structure than the revenue multiple. EBITDA was defined as the earnings before interest, taxes, depreciation and amortization. Enterprise value was defined as the equity market value of the subject company plus its net indebtedness, the value of its preferred stock and the value of any minority interest in the applicable company. Applying an illustrative EBITDA multiple range of 8.0x to 10.0x to RWCI yielded an illustrative pricing range of approximately $48.53 to $66.89 per RWCI Restricted Voting Share.

     Scotia Capital cautions that precedent transactions analysis should be used for illustrative purposes only as the use of selected transaction multiples does not explicitly take into account the current market expectations towards the companies involved and the particular circumstances of any proposed transaction.

     Selected Research Views: Scotia Capital also advised the board of directors of RCI that, at the time of its analysis, equity research analysts had established price targets for RWCI Restricted Voting Share ranging from $47.00 to $65.00.

     In addition, Scotia Capital compared, using publicly available information, selected financial information of the Corporation with similar information for selected publicly traded wireless telecommunications companies located Canada and the United States.

     Scotia Capital also provided the board of directors of RCI with its views as to offer strategy and timing, as well as to the potential reaction to the Offer by holders of the RCI Non-Voting Shares and the RWCI Restricted Voting Shares."

     Rogers confirms to the Staff that Scotia Capital did not receive any non-public financial forecasts or projections. Scotia Capital did provide a written presentation to the RCI board of directors on November 11, 2004. A copy of that presentation was filed as Exhibit (c)(2) to the Schedule TO-T/13E-3 on November 26, 2004 and the statement required by Item 1015(c) of Regulation M-A is included in the amended summary of the presentation.

26. REMOVE THE DISCLAIMER THAT THAT THE SUMMARY DOES NOT PURPORT TO BE A COMPLETE DESCRIPTION OF THE ANALYSIS PRESENTED TO THE BOARD OF DIRECTORS AND MANAGEMENT. ITEM 1015 REQUIRES A COMPLETE DISCUSSION OF THOSE ANALYSES.

     The disclaimer language was removed in connection with the response to comment 25 above.

                          ---------------------------

     Please note that attached hereto as Exhibit A is the written acknowledgement by each of RCI, RWCIAI and RWCI, as requested by the Staff. If you have any questions regarding the contents of this letter, please contact me at the above number.

                                        Respectfully,

                                        /s/ John T. Gaffney
                                        --------------------------
                                        John T. Gaffney


Christina Chalk, Esq.
   Office of Mergers and Acquisitions
      Division of Corporate Finance
         United States Securities and Exchange Commission
           450 Fifth Street, N.W.
              Washington, D.C. 20549

                                                                     EXHIBIT A


Each of the undersigned hereby acknowledges that in connection with the Schedule TO-T/13E-3 filed on November 26, 2004 (file no. 5-61893):

o they are responsible for the adequacy and accuracy of the disclosure in their filings with the Securities and Exchange Commission (the "Commission");

o comments of the Staff of the Commission or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filings; and

o they may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                                        ROGERS COMMUNICATIONS INC.

                                        by /s/ Graeme McPhail
                                           -------------------------------
                                           Name:  Graeme McPhail
                                           Title: Vice President,
                                                  Associate General Counsel


                                        RWCI ACQUISITION INC.

                                        by /s/ Graeme McPhail
                                           -------------------------------
                                           Name:  Graeme McPhail
                                           Title: Vice President,
                                                  Associate General Counsel


                                        ROGERS WIRELESS COMMUNICATIONS INC.

                                        by /s/ Graeme McPhail
                                           -------------------------------
                                           Name:  Graeme McPhail
                                           Title: Vice President,
                                                  Associate General Counsel